Unaudited Condensed Consolidated Interim Statements of Loss and Other Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 21,785,004	$ 20,605,425
Cost of revenue	(14,795,880)	(12,418,454)
Gross profit	6,989,124	8,186,971
Sales, general and administrative expenses	(10,911,769)	(12,257,199)
Research and development expenses	(1,716,627)	(1,503,392)
Operating loss	(5,639,272)	(5,573,620)
Interest income	9,706	9,530
Other income	98,221	12,956
Other gains and losses, net	1,579,000	(142,598)
Finance costs	(414,555)	(181,531)
Loss before income tax	(4,366,900)	(5,875,263)
Income tax (expense) benefit	44,965	(58,864)
Loss for the period	(4,321,935)	(5,934,127)
Components of other comprehensive loss that will be reclassified to profit or loss
Exchange differences on translation of foreign operations	(180,756)	(204,478)
Other comprehensive loss, net of income tax	(180,756)	(204,478)
Total comprehensive income (loss) for the year	(4,502,691)	(6,138,605)
LOSS ATTRIBUTABLE TO:
Owners of the parent	(4,317,659)	(5,920,224)
Non-controlling interests	(4,276)	(13,903)
Profit (loss)	(4,321,935)	(5,934,127)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Owners of the parent	(4,498,598)	(6,141,027)
Non-controlling interests	(4,093)	2,422
Total comprehensive income (loss) for the year	$ (4,502,691)	$ (6,138,605)
Loss per share – basic (in Dollars per share)	$ (3.12)	$ (4.89)
Loss per share – diluted (in Dollars per share)	$ (3.12)	$ (4.89)